Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ 500 Index Fund

May 31, 2019

Z5I-QTLY-0719
1.9881568.102

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMUNICATION SERVICES - 10.3%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	191,310	$5,850,260
CenturyLink, Inc.	24,791	259,066
Verizon Communications, Inc.	108,490	5,896,432
		12,005,758
Entertainment - 2.0%
Activision Blizzard, Inc.	20,084	871,043
Electronic Arts, Inc. (a)	7,881	733,563
Netflix, Inc. (a)	11,471	3,937,765
Take-Two Interactive Software, Inc. (a)	2,950	319,043
The Walt Disney Co.	45,866	6,056,147
Viacom, Inc. Class B (non-vtg.)	9,218	267,599
		12,185,160
Interactive Media & Services - 4.8%
Alphabet, Inc.:
Class A (a)	7,847	8,682,706
Class C (a)	8,086	8,923,952
Facebook, Inc. Class A (a)	62,647	11,117,963
TripAdvisor, Inc. (a)	2,682	113,368
Twitter, Inc. (a)	19,154	697,972
		29,535,961
Media - 1.5%
CBS Corp. Class B	9,187	443,548
Charter Communications, Inc. Class A (a)	4,551	1,714,817
Comcast Corp. Class A	118,620	4,863,420
Discovery Communications, Inc.:
Class A (a)	4,090	111,493
Class C (non-vtg.) (a)	9,400	241,016
DISH Network Corp. Class A (a)	5,989	216,263
Fox Corp.:
Class A	9,331	328,731
Class B	4,258	147,795
Interpublic Group of Companies, Inc.	10,044	213,134
News Corp.:
Class A	9,866	112,374
Class B	3,392	39,517
Omnicom Group, Inc.	5,905	456,811
		8,888,919

TOTAL COMMUNICATION SERVICES		62,615,798

CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.1%
Aptiv PLC	6,916	442,901
BorgWarner, Inc.	5,419	192,266
		635,167
Automobiles - 0.4%
Ford Motor Co.	102,842	979,056
General Motors Co.	34,441	1,148,263
Harley-Davidson, Inc.	4,159	136,082
		2,263,401
Distributors - 0.1%
Genuine Parts Co.	3,805	376,315
LKQ Corp. (a)	8,213	210,663
		586,978
Diversified Consumer Services - 0.0%
H&R Block, Inc.	5,358	140,648
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	10,557	540,413
Chipotle Mexican Grill, Inc. (a)	635	419,081
Darden Restaurants, Inc.	3,220	374,550
Hilton Worldwide Holdings, Inc.	7,743	692,534
Marriott International, Inc. Class A	7,428	927,312
McDonald's Corp.	20,094	3,984,037
MGM Mirage, Inc.	13,297	330,032
Norwegian Cruise Line Holdings Ltd. (a)	5,674	310,425
Royal Caribbean Cruises Ltd.	4,519	550,233
Starbucks Corp.	32,650	2,483,359
Wynn Resorts Ltd.	2,525	271,008
Yum! Brands, Inc.	8,052	824,122
		11,707,106
Household Durables - 0.3%
D.R. Horton, Inc.	8,996	384,669
Garmin Ltd.	3,160	241,677
Leggett & Platt, Inc.	3,421	121,480
Lennar Corp. Class A	7,579	376,373
Mohawk Industries, Inc. (a)	1,604	217,422
Newell Brands, Inc.	10,131	135,958
PulteGroup, Inc.	6,655	206,305
Whirlpool Corp.	1,659	190,586
		1,874,470
Internet & Direct Marketing Retail - 3.7%
Amazon.com, Inc. (a)	10,836	19,234,659
eBay, Inc.	22,693	815,359
Expedia, Inc.	3,048	350,520
The Booking Holdings, Inc. (a)	1,183	1,959,308
		22,359,846
Leisure Products - 0.1%
Hasbro, Inc.	3,070	292,080
Mattel, Inc. (a)(b)	9,001	88,660
		380,740
Multiline Retail - 0.5%
Dollar General Corp.	6,916	880,268
Dollar Tree, Inc. (a)	6,259	635,852
Kohl's Corp.	4,305	212,323
Macy's, Inc.	8,016	164,889
Nordstrom, Inc.	2,792	87,390
Target Corp.	13,743	1,105,624
		3,086,346
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	1,868	289,540
AutoZone, Inc. (a)	656	673,784
Best Buy Co., Inc.	6,179	387,238
CarMax, Inc. (a)	4,434	347,094
Foot Locker, Inc.	2,938	115,610
Gap, Inc.	5,576	104,160
L Brands, Inc.	5,956	133,772
Lowe's Companies, Inc.	21,048	1,963,357
O'Reilly Automotive, Inc. (a)	2,061	765,394
Ross Stores, Inc.	9,764	907,954
The Home Depot, Inc.	29,662	5,631,331
Tiffany & Co., Inc.	2,828	252,003
TJX Companies, Inc.	32,451	1,631,961
Tractor Supply Co.	3,214	323,907
Ulta Beauty, Inc. (a)	1,484	494,736
		14,021,841
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	3,978	129,205
Hanesbrands, Inc.	9,413	139,783
Kontoor Brands, Inc. (a)	23	674
NIKE, Inc. Class B	33,077	2,551,560
PVH Corp.	1,976	168,335
Ralph Lauren Corp.	1,373	144,343
Tapestry, Inc.	7,567	216,114
Under Armour, Inc.:
Class A (sub. vtg.) (a)	4,913	112,016
Class C (non-vtg.) (a)	5,019	101,534
VF Corp.	8,566	701,384
		4,264,948

TOTAL CONSUMER DISCRETIONARY		61,321,491

CONSUMER STAPLES - 7.3%
Beverages - 1.9%
Brown-Forman Corp. Class B (non-vtg.)	4,335	216,663
Constellation Brands, Inc. Class A (sub. vtg.)	4,391	774,792
Molson Coors Brewing Co. Class B	4,892	268,962
Monster Beverage Corp. (a)	10,293	636,725
PepsiCo, Inc.	36,875	4,720,000
The Coca-Cola Co.	101,030	4,963,604
		11,580,746
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	11,563	2,770,264
Kroger Co.	21,009	479,215
Sysco Corp.	12,448	856,671
Walgreens Boots Alliance, Inc.	21,097	1,040,926
Walmart, Inc.	37,347	3,788,480
		8,935,556
Food Products - 1.1%
Archer Daniels Midland Co.	14,852	569,129
Campbell Soup Co.	5,022	182,349
Conagra Brands, Inc.	12,835	343,593
General Mills, Inc.	15,747	778,532
Hormel Foods Corp. (b)	7,114	280,932
Kellogg Co.	6,544	343,953
Lamb Weston Holdings, Inc.	3,822	226,454
McCormick & Co., Inc. (non-vtg.)	3,229	503,853
Mondelez International, Inc.	37,839	1,924,113
The Hershey Co.	3,624	478,223
The J.M. Smucker Co.	3,005	365,288
The Kraft Heinz Co.	16,392	453,239
Tyson Foods, Inc. Class A	7,819	593,384
		7,043,042
Household Products - 1.7%
Church & Dwight Co., Inc.	6,479	482,102
Clorox Co.	3,375	502,234
Colgate-Palmolive Co.	22,603	1,573,621
Kimberly-Clark Corp.	9,056	1,158,172
Procter & Gamble Co.	65,635	6,754,498
		10,470,627
Personal Products - 0.2%
Coty, Inc. Class A	7,815	96,437
Estee Lauder Companies, Inc. Class A	5,750	925,923
		1,022,360
Tobacco - 0.9%
Altria Group, Inc.	49,217	2,414,586
Philip Morris International, Inc.	40,800	3,146,904
		5,561,490

TOTAL CONSUMER STAPLES		44,613,821

ENERGY - 4.9%
Energy Equipment & Services - 0.4%
Baker Hughes, a GE Co. Class A	13,382	286,509
Halliburton Co.	23,161	493,098
Helmerich & Payne, Inc.	2,852	139,491
National Oilwell Varco, Inc.	10,009	208,688
Schlumberger Ltd.	36,384	1,262,161
TechnipFMC PLC	11,103	230,942
		2,620,889
Oil, Gas & Consumable Fuels - 4.5%
Anadarko Petroleum Corp.	13,161	926,140
Apache Corp.	9,787	255,147
Cabot Oil & Gas Corp.	11,037	276,146
Chevron Corp.	49,904	5,681,570
Cimarex Energy Co.	2,641	151,039
Concho Resources, Inc.	5,286	518,081
ConocoPhillips Co.	29,734	1,753,117
Devon Energy Corp.	10,825	272,357
Diamondback Energy, Inc.	4,028	394,986
EOG Resources, Inc.	15,229	1,246,951
Exxon Mobil Corp.	111,270	7,874,578
Hess Corp.	6,636	370,687
HollyFrontier Corp.	4,090	155,338
Kinder Morgan, Inc.	51,246	1,022,358
Marathon Oil Corp.	21,337	280,582
Marathon Petroleum Corp.	17,728	815,311
Noble Energy, Inc.	12,607	269,790
Occidental Petroleum Corp.	19,728	981,863
ONEOK, Inc.	10,852	690,404
Phillips 66 Co.	11,055	893,244
Pioneer Natural Resources Co.	4,439	630,160
The Williams Companies, Inc.	31,935	842,445
Valero Energy Corp.	10,989	773,626
		27,075,920

TOTAL ENERGY		29,696,809

FINANCIALS - 13.0%
Banks - 5.4%
Bank of America Corp.	235,898	6,274,887
BB&T Corp.	20,116	940,423
Citigroup, Inc.	61,773	3,839,192
Citizens Financial Group, Inc.	12,001	390,993
Comerica, Inc.	4,145	285,259
Fifth Third Bancorp	20,432	541,448
First Republic Bank	4,348	421,843
Huntington Bancshares, Inc.	27,291	345,231
JPMorgan Chase & Co.	85,961	9,108,428
KeyCorp	26,892	429,465
M&T Bank Corp.	3,659	583,976
Peoples United Financial, Inc.	10,229	157,220
PNC Financial Services Group, Inc.	11,902	1,514,649
Regions Financial Corp.	26,530	366,910
SunTrust Banks, Inc.	11,716	703,077
SVB Financial Group (a)	1,372	276,321
U.S. Bancorp	39,517	1,983,753
Wells Fargo & Co.	107,519	4,770,618
Zions Bancorp NA	4,857	209,191
		33,142,884
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	1,360	113,995
Ameriprise Financial, Inc.	3,577	494,449
Bank of New York Mellon Corp.	23,096	985,968
BlackRock, Inc. Class A	3,195	1,327,714
Cboe Global Markets, Inc.	2,925	317,480
Charles Schwab Corp.	31,194	1,297,982
CME Group, Inc.	9,381	1,802,278
E*TRADE Financial Corp.	6,422	287,706
Franklin Resources, Inc.	7,708	245,269
Goldman Sachs Group, Inc.	8,979	1,638,578
IntercontinentalExchange, Inc.	14,926	1,227,066
Invesco Ltd.	10,350	202,239
Moody's Corp.	4,369	799,003
Morgan Stanley	34,083	1,386,837
MSCI, Inc.	2,221	488,642
Northern Trust Corp.	5,759	492,510
Raymond James Financial, Inc.	3,311	273,422
S&P Global, Inc.	6,528	1,396,209
State Street Corp.	9,980	551,395
T. Rowe Price Group, Inc.	6,255	632,631
The NASDAQ OMX Group, Inc.	3,020	273,733
		16,235,106
Consumer Finance - 0.7%
American Express Co.	18,154	2,082,445
Capital One Financial Corp.	12,320	1,057,918
Discover Financial Services	8,670	646,349
Synchrony Financial	17,195	578,268
		4,364,980
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (a)	51,036	10,075,527
Jefferies Financial Group, Inc.	6,861	121,234
		10,196,761
Insurance - 2.5%
AFLAC, Inc.	19,752	1,013,278
Allstate Corp.	8,758	836,477
American International Group, Inc.	22,857	1,167,307
Aon PLC	6,301	1,134,621
Arthur J. Gallagher & Co.	4,798	403,992
Assurant, Inc.	1,606	160,536
Brighthouse Financial, Inc. (a)	21	745
Chubb Ltd.	12,019	1,755,615
Cincinnati Financial Corp.	3,950	388,048
Everest Re Group Ltd.	1,080	267,473
Hartford Financial Services Group, Inc.	9,371	493,477
Lincoln National Corp.	5,325	316,571
Loews Corp.	7,139	366,659
Marsh & McLennan Companies, Inc.	13,255	1,267,178
MetLife, Inc.	25,160	1,162,644
Principal Financial Group, Inc.	6,839	352,687
Progressive Corp.	15,333	1,215,600
Prudential Financial, Inc.	10,758	993,824
The Travelers Companies, Inc.	6,933	1,009,237
Torchmark Corp.	2,644	226,088
Unum Group	5,604	176,470
Willis Group Holdings PLC	3,394	595,647
		15,304,174

TOTAL FINANCIALS		79,243,905

HEALTH CARE - 14.1%
Biotechnology - 2.2%
AbbVie, Inc.	38,743	2,971,976
Alexion Pharmaceuticals, Inc. (a)	5,905	671,280
Amgen, Inc.	16,346	2,724,878
Biogen, Inc. (a)	5,172	1,134,168
Celgene Corp. (a)	18,415	1,727,143
Gilead Sciences, Inc.	33,509	2,085,935
Incyte Corp. (a)	4,632	364,214
Regeneron Pharmaceuticals, Inc. (a)	2,062	622,147
Vertex Pharmaceuticals, Inc. (a)	6,725	1,117,561
		13,419,302
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	46,141	3,512,714
Abiomed, Inc. (a)	1,175	307,756
Align Technology, Inc. (a)	1,918	545,383
Baxter International, Inc.	12,560	922,406
Becton, Dickinson & Co.	7,058	1,647,620
Boston Scientific Corp. (a)	36,400	1,398,124
Danaher Corp.	16,509	2,179,353
Dentsply Sirona, Inc.	6,099	328,553
Edwards Lifesciences Corp. (a)	5,474	934,412
Hologic, Inc. (a)	6,981	307,234
IDEXX Laboratories, Inc. (a)	2,269	566,728
Intuitive Surgical, Inc. (a)	3,006	1,397,339
Medtronic PLC	35,233	3,261,871
ResMed, Inc.	3,736	426,352
Stryker Corp.	8,118	1,487,542
Teleflex, Inc.	1,200	345,960
The Cooper Companies, Inc.	1,286	382,958
Varian Medical Systems, Inc. (a)	2,367	298,857
Zimmer Biomet Holdings, Inc.	5,392	614,311
		20,865,473
Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.	4,072	317,046
Anthem, Inc.	6,738	1,873,029
Cardinal Health, Inc.	7,769	326,842
Centene Corp. (a)	10,910	630,053
Cigna Corp.	9,973	1,476,203
CVS Health Corp.	34,004	1,780,789
DaVita HealthCare Partners, Inc. (a)	3,292	142,939
HCA Holdings, Inc.	7,037	851,196
Henry Schein, Inc. (a)	3,947	254,424
Humana, Inc.	3,574	875,130
Laboratory Corp. of America Holdings (a)	2,571	418,070
McKesson Corp.	5,055	617,418
Quest Diagnostics, Inc.	3,571	342,495
UnitedHealth Group, Inc.	25,211	6,096,020
Universal Health Services, Inc. Class B	2,178	260,380
Wellcare Health Plans, Inc. (a)	1,303	359,876
		16,621,910
Health Care Technology - 0.1%
Cerner Corp.	8,600	601,742
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	8,376	561,611
Illumina, Inc. (a)	3,865	1,186,207
IQVIA Holdings, Inc. (a)	4,168	566,223
Mettler-Toledo International, Inc. (a)	653	472,178
PerkinElmer, Inc.	2,888	249,350
Thermo Fisher Scientific, Inc.	10,572	2,822,513
Waters Corp. (a)	1,864	374,123
		6,232,205
Pharmaceuticals - 4.6%
Allergan PLC	8,223	1,002,466
Bristol-Myers Squibb Co.	42,904	1,946,554
Eli Lilly & Co.	22,686	2,630,215
Johnson & Johnson	69,921	9,170,139
Merck & Co., Inc.	67,766	5,367,745
Mylan NV (a)	13,452	225,994
Nektar Therapeutics (a)	4,539	142,161
Perrigo Co. PLC	3,260	136,985
Pfizer, Inc.	145,785	6,052,993
Zoetis, Inc. Class A	12,579	1,271,108
		27,946,360

TOTAL HEALTH CARE		85,686,992

INDUSTRIALS - 9.2%
Aerospace & Defense - 2.6%
Arconic, Inc.	10,514	230,257
General Dynamics Corp.	7,122	1,145,360
Harris Corp.	3,107	581,599
Huntington Ingalls Industries, Inc.	1,083	222,145
L3 Technologies, Inc.	2,089	505,663
Lockheed Martin Corp.	6,457	2,185,953
Northrop Grumman Corp.	4,457	1,351,585
Raytheon Co.	7,413	1,293,569
Textron, Inc.	6,118	277,145
The Boeing Co.	13,801	4,714,560
TransDigm Group, Inc. (a)	1,282	565,298
United Technologies Corp.	21,288	2,688,674
		15,761,808
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	3,570	284,279
Expeditors International of Washington, Inc.	4,477	311,554
FedEx Corp.	6,326	975,975
United Parcel Service, Inc. Class B	18,299	1,700,343
		3,272,151
Airlines - 0.4%
Alaska Air Group, Inc.	3,203	186,415
American Airlines Group, Inc.	10,420	283,737
Delta Air Lines, Inc.	16,292	839,038
Southwest Airlines Co.	13,161	626,464
United Continental Holdings, Inc. (a)	5,842	453,631
		2,389,285
Building Products - 0.3%
A.O. Smith Corp.	3,693	149,567
Allegion PLC	2,463	239,034
Fortune Brands Home & Security, Inc.	3,664	176,092
Johnson Controls International PLC	24,050	926,406
Masco Corp.	7,826	273,284
		1,764,383
Commercial Services & Supplies - 0.4%
Cintas Corp.	2,234	495,568
Copart, Inc. (a)	5,235	374,198
Republic Services, Inc.	5,618	475,227
Rollins, Inc.	3,843	144,382
Waste Management, Inc.	10,256	1,121,494
		2,610,869
Construction & Engineering - 0.1%
Fluor Corp.	3,625	100,485
Jacobs Engineering Group, Inc.	3,056	230,086
Quanta Services, Inc.	3,687	128,160
		458,731
Electrical Equipment - 0.5%
AMETEK, Inc.	5,981	489,784
Eaton Corp. PLC	11,136	829,521
Emerson Electric Co.	16,179	974,623
Fortive Corp.	7,742	589,553
Rockwell Automation, Inc.	3,117	463,965
		3,347,446
Industrial Conglomerates - 1.4%
3M Co.	15,125	2,416,219
General Electric Co.	228,675	2,158,692
Honeywell International, Inc.	19,122	3,141,936
Roper Technologies, Inc.	2,729	938,558
		8,655,405
Machinery - 1.4%
Caterpillar, Inc.	15,127	1,812,366
Cummins, Inc.	3,806	573,793
Deere & Co.	8,377	1,174,204
Dover Corp.	3,779	337,880
Flowserve Corp.	3,409	158,348
Illinois Tool Works, Inc.	7,937	1,108,323
Ingersoll-Rand PLC	6,356	752,169
PACCAR, Inc.	9,114	599,883
Parker Hannifin Corp.	3,411	519,564
Pentair PLC	4,110	143,110
Snap-On, Inc.	1,450	226,084
Stanley Black & Decker, Inc.	3,986	507,099
Wabtec Corp. (b)	4,134	257,879
Xylem, Inc.	4,681	347,424
		8,518,126
Professional Services - 0.3%
Equifax, Inc.	3,188	385,429
IHS Markit Ltd. (a)	9,573	549,394
Nielsen Holdings PLC	9,277	210,866
Robert Half International, Inc.	3,098	166,239
Verisk Analytics, Inc.	4,298	601,720
		1,913,648
Road & Rail - 1.1%
CSX Corp.	20,328	1,513,826
J.B. Hunt Transport Services, Inc.	2,268	193,098
Kansas City Southern	2,685	304,157
Norfolk Southern Corp.	7,022	1,370,273
Union Pacific Corp.	18,983	3,165,985
		6,547,339
Trading Companies & Distributors - 0.2%
Fastenal Co.	15,132	462,888
United Rentals, Inc. (a)	2,075	228,458
W.W. Grainger, Inc.	1,176	307,747
		999,093

TOTAL INDUSTRIALS		56,238,284

INFORMATION TECHNOLOGY - 20.9%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)	1,362	333,132
Cisco Systems, Inc.	115,602	6,014,772
F5 Networks, Inc. (a)	1,547	204,328
Juniper Networks, Inc.	9,075	223,336
Motorola Solutions, Inc.	4,315	647,034
		7,422,602
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	7,845	682,515
Corning, Inc.	20,705	597,132
FLIR Systems, Inc.	3,525	170,363
IPG Photonics Corp. (a)	925	115,782
Keysight Technologies, Inc. (a)	4,895	367,761
TE Connectivity Ltd.	8,947	753,606
		2,687,159
IT Services - 5.3%
Accenture PLC Class A	16,733	2,979,645
Akamai Technologies, Inc. (a)	4,323	325,781
Alliance Data Systems Corp.	1,188	163,350
Automatic Data Processing, Inc.	11,419	1,828,410
Broadridge Financial Solutions, Inc.	3,058	381,852
Cognizant Technology Solutions Corp. Class A	15,160	938,859
DXC Technology Co.	6,994	332,495
Fidelity National Information Services, Inc.	8,504	1,023,031
Fiserv, Inc. (a)	10,324	886,419
FleetCor Technologies, Inc. (a)	2,275	587,428
Gartner, Inc. (a)	2,339	353,891
Global Payments, Inc.	4,156	640,190
IBM Corp.	23,367	2,967,375
Jack Henry & Associates, Inc.	2,012	264,015
MasterCard, Inc. Class A	23,697	5,959,559
Paychex, Inc.	8,395	720,207
PayPal Holdings, Inc. (a)	30,813	3,381,727
The Western Union Co.	11,342	220,035
Total System Services, Inc.	4,291	530,067
VeriSign, Inc. (a)	2,772	540,485
Visa, Inc. Class A	45,944	7,412,146
		32,436,967
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc. (a)	23,150	634,542
Analog Devices, Inc.	9,678	935,088
Applied Materials, Inc.	24,998	967,173
Broadcom, Inc.	10,401	2,617,308
Intel Corp.	118,083	5,200,375
KLA-Tencor Corp.	4,307	443,922
Lam Research Corp.	4,032	704,028
Maxim Integrated Products, Inc.	7,128	374,862
Microchip Technology, Inc. (b)	6,241	499,467
Micron Technology, Inc. (a)	29,514	962,452
NVIDIA Corp.	15,921	2,156,659
Qorvo, Inc. (a)	3,201	195,837
Qualcomm, Inc.	31,782	2,123,673
Skyworks Solutions, Inc.	4,538	302,367
Texas Instruments, Inc.	24,629	2,569,051
Xilinx, Inc.	6,651	680,464
		21,367,268
Software - 6.7%
Adobe, Inc. (a)	12,815	3,471,584
ANSYS, Inc. (a)	2,184	392,028
Autodesk, Inc. (a)	5,768	928,129
Cadence Design Systems, Inc. (a)	7,310	464,697
Citrix Systems, Inc.	3,263	307,114
Fortinet, Inc. (a)	3,781	274,047
Intuit, Inc.	6,795	1,663,756
Microsoft Corp.	201,468	24,917,545
Oracle Corp.	66,908	3,385,545
Red Hat, Inc. (a)	4,640	855,152
Salesforce.com, Inc. (a)	20,106	3,044,249
Symantec Corp.	16,664	312,117
Synopsys, Inc. (a)	3,952	460,171
		40,476,134
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	117,638	20,594,885
Hewlett Packard Enterprise Co.	36,373	499,038
HP, Inc.	40,509	756,708
NetApp, Inc.	6,439	381,189
Seagate Technology LLC	6,684	279,725
Western Digital Corp.	7,582	282,202
Xerox Corp.	5,202	159,233
		22,952,980

TOTAL INFORMATION TECHNOLOGY		127,343,110

MATERIALS - 2.6%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	5,775	1,175,732
Albemarle Corp. U.S.	2,753	174,265
Celanese Corp. Class A	3,340	317,066
CF Industries Holdings, Inc.	5,812	233,875
Dow, Inc. (a)	19,793	925,521
DowDuPont, Inc.	59,264	1,808,737
Eastman Chemical Co.	3,644	236,568
Ecolab, Inc.	6,659	1,225,855
FMC Corp.	3,510	257,810
International Flavors & Fragrances, Inc. (b)	2,641	357,644
Linde PLC	14,470	2,612,559
LyondellBasell Industries NV Class A	8,019	595,411
PPG Industries, Inc.	6,203	649,144
Sherwin-Williams Co.	2,151	902,237
The Mosaic Co.	9,253	198,662
		11,671,086
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,628	342,694
Vulcan Materials Co.	3,482	434,937
		777,631
Containers & Packaging - 0.3%
Avery Dennison Corp.	2,190	227,891
Ball Corp.	8,797	540,048
International Paper Co.	10,566	438,172
Packaging Corp. of America	2,466	219,671
Sealed Air Corp.	4,051	169,737
WestRock Co.	6,662	217,181
		1,812,700
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	37,775	366,795
Newmont Goldcorp Corp.	21,511	711,799
Nucor Corp.	7,961	382,128
		1,460,722

TOTAL MATERIALS		15,722,139

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Alexandria Real Estate Equities, Inc.	2,939	430,299
American Tower Corp.	11,588	2,419,227
Apartment Investment & Management Co. Class A	4,055	202,547
AvalonBay Communities, Inc.	3,645	739,971
Boston Properties, Inc.	4,083	534,179
Crown Castle International Corp.	10,915	1,419,059
Digital Realty Trust, Inc.	5,471	644,046
Duke Realty Corp.	9,365	281,793
Equinix, Inc.	2,190	1,063,880
Equity Residential (SBI)	9,723	744,490
Essex Property Trust, Inc.	1,713	499,751
Extra Space Storage, Inc.	3,319	355,664
Federal Realty Investment Trust (SBI)	1,939	253,485
HCP, Inc.	12,455	394,948
Host Hotels & Resorts, Inc.	19,592	354,811
Iron Mountain, Inc.	7,467	228,864
Kimco Realty Corp.	11,000	191,400
Mid-America Apartment Communities, Inc.	2,969	339,000
Prologis, Inc.	16,587	1,221,964
Public Storage	3,955	940,815
Realty Income Corp.	8,018	561,901
Regency Centers Corp.	4,366	287,981
SBA Communications Corp. Class A (a)	2,962	641,006
Simon Property Group, Inc.	8,114	1,315,198
SL Green Realty Corp.	2,177	187,222
The Macerich Co.	2,766	100,489
UDR, Inc.	7,186	321,789
Ventas, Inc.	9,442	607,121
Vornado Realty Trust	4,520	299,360
Welltower, Inc.	10,207	829,013
Weyerhaeuser Co.	19,722	449,662
		18,860,935
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	8,142	372,089

TOTAL REAL ESTATE		19,233,024

UTILITIES - 3.4%
Electric Utilities - 2.0%
Alliant Energy Corp.	6,155	292,116
American Electric Power Co., Inc.	12,931	1,113,618
Duke Energy Corp.	19,068	1,632,411
Edison International	8,580	509,395
Entergy Corp.	4,942	479,720
Evergy, Inc.	6,638	385,933
Eversource Energy	8,331	615,161
Exelon Corp.	25,490	1,225,559
FirstEnergy Corp.	13,289	548,038
NextEra Energy, Inc.	12,542	2,485,950
Pinnacle West Capital Corp.	2,924	274,593
PPL Corp.	19,131	569,339
Southern Co.	27,156	1,452,846
Xcel Energy, Inc.	13,508	774,549
		12,359,228
Gas Utilities - 0.1%
Atmos Energy Corp.	3,047	310,185
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	7,468	254,211
The AES Corp.	17,570	277,606
		531,817
Multi-Utilities - 1.1%
Ameren Corp.	6,445	472,676
CenterPoint Energy, Inc.	13,066	371,597
CMS Energy Corp.	7,389	414,597
Consolidated Edison, Inc.	8,449	729,149
Dominion Resources, Inc.	20,969	1,576,449
DTE Energy Co.	4,783	600,123
NiSource, Inc.	9,711	270,451
Public Service Enterprise Group, Inc.	13,343	784,035
Sempra Energy	7,220	949,069
WEC Energy Group, Inc.	8,286	667,437
		6,835,583
Water Utilities - 0.1%
American Water Works Co., Inc.	4,756	537,523

TOTAL UTILITIES		20,574,336

TOTAL COMMON STOCKS
(Cost $587,487,027)		602,289,709

Money Market Funds - 1.0%
Fidelity Cash Central Fund 2.41% (c)	4,491,802	4,492,700
Fidelity Securities Lending Cash Central Fund 2.42% (c)(d)	1,424,064	1,424,206
TOTAL MONEY MARKET FUNDS
(Cost $5,916,318)		5,916,906
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $593,403,345)		608,206,615
NET OTHER ASSETS (LIABILITIES) - 0.1%		588,894
NET ASSETS - 100%		$608,795,509

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	47	June 2019	$6,468,610	$(153,040)	$(153,040)

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$56,381
Fidelity Securities Lending Cash Central Fund	13,227
Total	$69,608

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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